CONDENSED CONSOLIDATED INTERIM STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) - CAD ($)	Common Stock	Additional Paid-In Capital	Subscriptions Received in Advance	Cumulative Translation Adjustment	Equity (Deficit)	Total
Beginning Balance at Jul. 31, 2015	$ 38,298	$ 1,157,868		$ (166,663)	$ (1,203,503)	$ (174,000)
Beginning Balance, in shares at Jul. 31, 2015	38,297,197
Shares surrender and cancellation	$ (13,000)	13,000
Shares surrender and cancellation, Shares	(13,000,186)
Shares issued for cash	$ 6,069	600,856				606,925
Shares issued for cash, in shares	6,069,250
Warrants exercised						1,925
Shares issued for mineral property	$ 1,500	238,500				240,000
Shares issued for mineral property, in shares	1,500,000
Warrants issued for mineral property		223,031				223,031
Share issuance costs		(127,067)				(127,067)
Share-based payments		369,006				369,006
Loss for the period					(633,466)	(633,466)
Ending Balance at Jul. 31, 2016	$ 32,867	2,475,194		(166,663)	(1,836,969)	504,429
Ending Balance, in shares at Jul. 31, 2016	32,866,261
Shares issued for cash	$ 22,385	4,454,515				4,476,900
Shares issued for cash, in shares	22,384,500
Warrants exercised	$ 272	26,936				27,208
Warrants exercised, shares	272,080
Shares issued for mineral property	$ 920	183,080				184,000
Shares issued for mineral property, in shares	920,000
Shares issued for compensation	$ 400	59,600				60,000
Shares issued for compensation, in shares	400,000
Subscriptions received in advance			43,750			43,750
Share issuance costs		(237,853)				(237,853)
Share-based payments		570,255				570,255
Loss for the period					(1,315,531)	(1,315,531)
Ending Balance at Jan. 31, 2017	$ 56,844	7,531,727	43,750	(166,663)	(3,152,500)	4,313,158
Ending Balance, in shares at Jan. 31, 2017	56,842,841
Beginning Balance at Jul. 31, 2016	$ 32,867	2,475,194		(166,663)	(1,836,969)	504,429
Beginning Balance, in shares at Jul. 31, 2016	32,866,261
Shares issued for cash	$ 31,849	6,631,058				6,662,907
Shares issued for cash, in shares	31,849,314
Warrants exercised	$ 272	26,936				27,208
Warrants exercised, shares	272,080
Options exercised	$ 400	59,600				60,000
Options exercised, shares	400,000
Shares issued for mineral property	$ 920	183,080				184,000
Shares issued for mineral property, in shares	920,000
Shares issued for compensation	$ 400	59,600				60,000
Shares issued for compensation, in shares	400,000
Share issuance costs		(342,370)				(342,370)
Share-based payments		1,010,064				1,010,064
Loss for the period					(4,190,955)	(4,190,955)
Ending Balance at Jul. 31, 2017	$ 66,708	10,103,162		(166,663)	(6,027,924)	$ 3,975,283
Ending Balance, in shares at Jul. 31, 2017	66,707,655					5,729,142
Beginning Balance at Jan. 31, 2017	$ 56,844	7,531,727	43,750	(166,663)	(3,152,500)	$ 4,313,158
Beginning Balance, in shares at Jan. 31, 2017	56,842,841
Shares issued for cash	$ 9,464	2,176,543	(43,750)			2,142,257
Shares issued for cash, in shares	9,464,814
Options exercised	$ 400	59,600				60,000
Options exercised, shares	400,000
Share issuance costs		(104,517)				(104,517)
Share-based payments		439,809				439,809
Loss for the period					(2,875,424)	(2,875,424)
Ending Balance at Jul. 31, 2017	$ 66,708	10,103,162		(166,663)	(6,027,924)	$ 3,975,283
Ending Balance, in shares at Jul. 31, 2017	66,707,655					5,729,142
Shares issued for cash	$ 13,627	2,030,493				$ 2,044,120
Shares issued for cash, in shares	13,627,473
Shares issued for debt conversion	$ 417	95,535				95,952
Shares issued for debt conversion, shares	417,184
Warrants exercised	$ 193	19,074				19,267
Warrants exercised, shares	192,670
Subscriptions received in advance
Share issuance costs		(78,527)				(78,527)
Share-based payments
Loss for the period					(1,517,127)	(1,517,127)
Ending Balance at Jan. 31, 2018	$ 80,945	$ 12,169,737		$ (166,663)	$ (7,545,051)	$ 4,538,968
Ending Balance, in shares at Jan. 31, 2018	80,944,982